STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES
STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES

3. STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES

3.1. STATEMENT OF COMPLIANCE

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These financial statements were authorized for issue by the Board of Directors on November 08, 2024

3.2 MATERIAL ACCOUNTING POLICIES

Accounting policies are included in the explanatory notes, except for those described below:

FUNCTIONAL CURRENCY AND FOREIGN CURRENCY

The consolidated financial statements are presented in Reais, which is the functional currency of the Company, its subsidiaries and joint ventures in Brazil, because it is the currency of the primary economic environment in which they operate, consume, and generate resources. The main functional currencies of the subsidiaries located outside Brazil are the US Dollar, the Euro or the Pound Sterling. Unless otherwise specified, all balances have been rounded to the nearest thousand.

Monetary assets and liabilities denominated and calculated in foreign currencies at the financial position date are converted into the functional currency using the current foreign exchange rate. Non-monetary assets and liabilities measured at fair value in a foreign currency are converted into the functional currency using the foreign exchange rate in effect on the date the fair value was determined. Foreign currency differences resulting from conversions are generally accounted for in profit or loss. Non-monetary items measured in a foreign currency based on historical cost are converted at the foreign exchange rate on the transaction date.

Assets and liabilities arising from international operations, including goodwill and fair value adjustments resulting from the acquisition, are converted into Reais at the financial position date using the foreign exchange rates in effect at the time. Income and expenses from international operations are converted into Reais using the foreign exchange rates in effect on the dates of the transactions.

Foreign currency differences from non-monetary assets and liabilities are recognized and presented in other comprehensive income in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such control, loss or significant influence is lost, the amount accumulated in the translation reserve related to that foreign operation is reclassified to financial result as part of the gain or loss on disposal.

The following table presents the foreign exchange rate, expressed in Reais for the years indicated, as informed by the Central Bank of Brazil (“BACEN”):

Currency	12/31/2023	12/31/2022	12/31/2021
Dollar (U.S.$)	BRL 4.84	BRL 5.22	BRL 5.58
Pound Sterling (£)	BRL 6.16	BRL 6.28	BRL 7.52
Euro (€)	BRL 5.35	BRL 5.57	BRL 6.32
Yen (¥)	BRL 0.03	BRL 0.04	BRL 0.05

USE OF JUDGMENTS AND ESTIMATES

In preparing these financial statements, Management used judgments and estimates that affect the application of the Cosan Group's accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Underlying estimates and assumptions are continually reviewed and recognized prospectively, when applicable. Information on critical judgments, assumptions and estimates of uncertainties in the application of accounting policies that have a more significant effect on the amounts recognized in the financial statements are included in the following notes:

  Note 1.2 – Acquisition of Investment in Vale
  Note 5.5 – Leases
  Note 5.7 – Trade receivables
  Note 5.10 – Sectorial financial assets and liabilities
  Note 5.11 - Fair value measurement
  Note 9.1 – Investments in subsidiaries and associates
  Note 10 – Investments in joint venture
  Notes 11.1 and 11.2 – Fixed assets, intangible assets and goodwill
  Notes 11.5 – Investment properties
  Note 12 – Commitments
  Note 15 – Income tax and social contribution
  Note 16 – Provision for legal expenses
  Note 23 – Post-employment benefit obligations
  Note 24 – Share-based compensation

3.3 ACCOUNTING IMPACTS RELATED TO ENVIRONMENTAL, SOCIAL AND GOVERNANCE INITIATIVES (“ESG”)

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 - General Requirements for Disclosure of Sustainability-Related Financial Information and IFRS S2 - Climate-Related Disclosures, which provide new disclosure requirements on, respectively, sustainability-related risks and opportunities and specific climate-related disclosures.

The Company is taking the necessary steps to comply with the standards whose adoption is mandatory for years starting from January 1, 2026, in accordance with CVM Resolution 193 issued in October 2023.

Company Initiatives

Promoting more transparent management, on May 10, 2024, we published for the first time the Integrated Report of Cosan S.A. for the 2023 financial year in accordance with CVM Resolution No. 014 on Integrated Report. We also consider the guidelines of the GRI Standard 2021, indicators from the Sustainable Accounting Standards Board (“SASB”) and the recommendations of the Task force on Climate-related Financial Disclosures (“TCFD”).

The Company is committed to integrating sustainability into its business through a strategy called “Visão ESG 2030 Cosan” with a long-term vision structure, which was passed on to all companies in the group, bringing together objectives and drivers that will guide the environmental, social and governance performance of the entire Group for the coming years.

The actions within the Company's strategy with ESG initiatives are evaluated and monitored within the context of critical accounting judgments and the Company's main estimates, and future changes in the global scenario may have impacts on the result and accounting balances of assets and liabilities of the Company in subsequent fiscal years. For the year ended December 31, 2023, the Company assessed potential climate and social impacts in the main critical estimates and no material impacts were identified.

Cosan began a process of reassessing its materiality and defining priority themes for the Company. After a careful process that involved conversations with internal and external stakeholders, studying benchmarks, analyzing ESG ratings and rankings and debugging the most important material topics for our company and our business, we arrived at the result of our materiality matrix. This construction was based on the concept of dual materiality, ensuring compliance with the best market practices.

The year 2023 was dedicated to consolidating and advancing the governance and management of the “ESG 2030 Cosan Vision”, which brings together our Objectives and Guiding Principles that will guide the environmental, social and governance performance of the entire Group for the coming years, starting a transformation project to generate value for all related parties, with 5 main objectives:

  Corporate Governance: (i) Comply with best governance and transparency practices; (ii) Be a reference in ESG Management and Communication
  Climate Change: (iii) Manage and reduce greenhouse gas emissions and offer paths for a safe energy transition; (iv) Carry out scenario analysis and adaptation plan to climate risks.
  Diversity, Equity and Inclusion: (v) Foster a safe, diverse, equitable and inclusive work environment; (vi) Ensure continuous evolution in the Diversity, Equity and Inclusion.
  Positive Social Impact: (vii) Generate positive social impact on communities and society; (viii) Promote Social Investment.
  People Safety: (ix) Promote the safety of people involved in operations; (x) Be a reference on the topic.

Environmental and Climate Pillar

In general, we recognize the relevance that our portfolio plays in implementing and accelerating the issue of Climate Change. By investing in Brazil's potential, we offer fundamental opportunities in this transformation, through the solid and already established infrastructure of our businesses, and through the development of low-carbon alternatives for various sectors of the economy.

We built our portfolio to combine our management expertise with high potential sectors and exposure to decarbonization and energy transition in Brazil and around the world. Each company in the portfolio plays a fundamental role in enabling the energy transition, so the way we operate allows for the gradual replacement of fossil fuels, by mixing with fuels from renewable sources and proactively offering low-carbon products and solutions. In this way, we contribute to advances in the energy transition in Brazil in a phased, safe and economically viable manner, using existing infrastructure.

The ethanol produced by Raízen is less polluting than gasoline and appears as an alternative in the decarbonization of sectors in which emissions are difficult to abate (hard-to-abate sectors). Rumo's operation of trains used to transport agricultural commodities emits 7x less greenhouse gases into the atmosphere than trucks. The gas distribution operation, linked to Compass' operations, is essential to replace coal and ensure a safe energy transition, as well as the opportunities presented with biomethane. The manufacture of Moove lubricants allows you to improve productivity at a low cost, both in vehicles and industrial plants.

The agricultural land portfolio is managed by three entities: Radar, Tellus, and Janus. Radar, which has focused on environmental preservation since its inception in 2008, seeks to identify the most suitable properties for leasing to prominent producers such as Raízen. The companies collectively manage approximately 320,000 hectares, and over the past five years, they have restored an average of 200 hectares annually, amounting to approximately 1,000 hectares in total.

Since 2019, all our businesses have been taking inventory of their greenhouse gas (GHG) emissions. The mapping is carried out in accordance with the guidelines of the Greenhouse Gas Protocol and its national version, the Brazilian GHG Protocol Program.

We remain committed to reducing the carbon footprint of our portfolio, through the continuous search for efficiency, productivity and innovation in our operations.

Social Pillar

For Cosan, valuing diversity and promoting inclusion reaffirm the power of the people who make Cosan happen, in this context, the “ESG 2030 Vision” brought clear diversity, equity and inclusion (DEI) goals included in Cosan's growth ambitions and of the portfolio.

The main diversity indicator monitored by Cosan is that of women in leadership and is connected to a public commitment made by the Company and all its companies. The target is applicable to the manager, the Company's Board of Directors and all businesses. An important sign of adherence to the commitment is that both Cosan, Rumo and Raízen, companies in their ecosystem, already have two or more women on their Boards of Directors (at Rumo, there are three). The Company's other companies are also moving to expand their participation.

All initiatives carried out demonstrate a consistent and intentional trajectory of evolution of the topic. This is evident and materialized with Cosan's recognition and entry into B3's iDiversa index.

Social responsibility is a strategic pillar of the Company. All companies in Cosan's portfolio have long-term community relationship programs surrounding their operations. We understand that in addition to creating jobs and increasing tax collection in municipalities and local businesses, we can and must take on an even greater responsibility: generating a significant social impact on communities, leaving a positive legacy.

Corporate Governance and Transparency Pillar

Since 2022 through the ESG 2030 Vision, the Company has developed an additional layer of governance for the ESG management of the portfolio.

In this way, the management of the socio-environmental and climate agenda is directly supervised by Cosan's Board of Directors through the Strategy and Sustainability Committee.

The body is responsible for monitoring the ESG strategy, commitments and goals, as well as promoting broad debate on trends involving the topic such as climate change, diversity and inclusion, and stakeholder engagement. The Board of Directors considers the impacts of the Company and its subsidiaries on society and the environment when approving the strategies of their respective businesses and acts to maintain the alignment of policies and best practices in all businesses it controls, ensuring the necessary autonomy to portfolio companies. The Strategy and Sustainability Committee reports to the Board of Directors on the Company's progress related to sustainability and compliance with the Cosan ESG 2030 Vision plan.

Furthermore, the Company created the Sustainability Committee, an important governance body formed by Cosan and business sustainability teams and leaders. The Commission is responsible for implementing and monitoring the commitments and goals assumed, presenting the status of each of them to the Group's senior management, promoting debate on trends in the ESG agenda - dialoguing with different actors and proposing agendas to be taken to the Committee of Cosan's Strategy and Sustainability, as well as identifying synergies and promoting the exchange of experiences between the group's companies.

To develop best market practices and improve our performance in ESG reporting, as well as engaging senior leadership in the agenda, the variable remuneration of the Company's executives and other employees is made up of ESG metrics determined based on performance analysis. of our companies in market indices and ratings that are highly relevant to various stakeholders, including our investors and shareholders. The variable remuneration also considers strategic projects, composed of the Group's information security maturity and internal control maturity.

In this way, we guarantee that the management of socio-environmental and climate issues are interconnected with the business strategy and with the objective of boosting Brazil's potential.

Risks

The risks arising from climate change in our business operations translate into financial and strategic risks for Cosan, which may affect the growth strategy and expected returns of our portfolio. Additionally, they can enhance other risks already identified in our monitoring.

In this way, mapping risks and opportunities related to climate change in our business becomes a central part of our Sustainability Strategy - Vision 2030, boosting our understanding and compliance with the recommendations of the Taskforce on Climate-Related Financial Disclosures (Taskforce on Climate -related Financial Disclosures – TCFD).

In 2023, we worked on improving, across our entire portfolio, the process of identifying, evaluating and managing risks and opportunities related to Climate Change, incorporating the monitoring of these risks into the formal risk management process of our portfolio. Additionally, based on an in-depth study, we developed a specific climate risk matrix for each company. These matrices were integrated both into the general risk matrix of each business and, in a consolidated manner, into Cosan's matrix.

Debt contracts with ESG clauses

The 2028 Senior Notes from the subsidiary Rumo were the first green issuance in the freight railway sector in Latin America. Rumo is committed to using resources to fully or partially finance ongoing and future projects that contribute to the promotion of a low-carbon transport sector with efficient use of resources in Brazil. Eligible projects are distributed in the areas of “Acquisition, replacement and updating of rolling stock”, “Infrastructure for duplication of railway sections, new yards and yard extensions”, and “Railroad modernization”. The company annually issues a report demonstrating the progress of the projects, which can be accessed directly on the investor relations page.

Rumo's Senior Notes 2032 was an issue in Sustainability-Linked Bonds (SLBs), with the following sustainable goals: 17.6% reduction in tons of direct greenhouse gas emissions per useful kilometer (TKU) by 2026, having 2020 as a reference. The company is subject to a step-up of 25 basis points from July 2027 if it does not reach this target, which would increase the interest rate to 4.45% p.a..

The 2nd Debenture of Malha Paulista is linked to the sustainable goal of reducing greenhouse gas emissions by TKU by 15% by 2023, starting with the base date of December 2019. The Company will benefit from a stepdown of 25 Basis points in each series if it reaches this goal, which would reduce the rate from 2024 to CDI + 1.54% in the 1st series and IPCA + 4.52% in the 2nd series. As disclosed in note 25 of Subsequent Events, in April 2024 compliance with the condition for the Rate Step Down was verified and the company will benefit from the next capitalization period.

Rumo S.A.'s 17th Debenture is linked to the sustainable goal of reducing (i) 17.6% of tons of direct greenhouse gas emissions per useful kilometer (TKU) by 2026; and (ii) 21.6% until 2030, using 2020 as a reference. The company is subject to a step-up of 25 basis points in both series if it does not reach the targets.

On November 1, 2023, the subsidiary Compass issued simple, non-convertible debentures, in the amount of R$1,736,385 with semi-annual remuneration equivalent to CDI + 1.55% p.a.. and maturities on November 1, 2029 (50%) and November 1, 2030. The resources obtained from the issue will be used for investments and reinforcement of working capital. This 2nd issue of debentures is linked to ESG Targets of: (i) Distributed volume of Biomethane (thousands of m³): Increase the daily volume distributed by 50 times in 2022 until 2027, reaching 0.25mln/m³ day; (ii) Diversity in Leadership Positions: Reach 47% of people in leadership composed of Diversity Groups by 2027. The Compass subsidiary will undergo a step-up of 12.5 basis points for each target that is not achieved, which would increase the rate from April 2028 (verification date) for up to CDI+1.85% p.a..

3.4. RECLASSIFICATION IN THE INCOME STATEMENT

Compass

ARSESP (“Agência Reguladora de Serviços Públicos do Estado de São Paulo”), through deliberation 1,205 of August 18, 2021, NTF-044-2021, published a new Regulatory Accounting Manual and Chart of Accounts for the piped gas distribution sector for companies on its regulation with applicability from the 2023 financial year.

According to the technical note mentioned above, ARSESP determines that the accounting of variations, positive and negative, between the price included in the tariffs and that actually paid by the concessionaire to the supplier, which are periodically passed on to users through graphical accounts, must be recorded in the net operating revenue group. The accounting policy usually applied by the subsidiary Compass is consistent with the understanding of the essence of the operation, classifying the effects of the Regulatory Current Account (“CCR”) in its gross profit, but with allocations in the cost group of products sold and services provided. In addition, the document also mentions that the classification of expenses and costs may vary in relation to commonly adopted practices in which part of the administrative expenses are also admitted as costs of operations related to piped gas distribution services.

As a result of the foregoing, we voluntarily reassessed the way in which we present the classification of the effects of CCR and general and administrative expenses. Accordingly, we assess the adjustments in accordance with IAS 8 treating them as a change in accounting policy and we reclassified our consolidated statement of profit or loss for the fiscal year ended December 31, 2022, and December 31, 2021, in order to reflect Compass’s reclassified results, providing more consistent information in consolidations aligned with the practices adopted by the group. These reclassifications do not impact the main indicators, such as profit for the year and equity, used by the indirect subsidiary Comgás and other Compass gas distributors.

The application of the change in accounting policy generated the following reclassification in the income statement in the comparative year:

	12/31/2022	Reclassification	12/31/2022 (Reclassified)
Net sales	39,737,368	(414,582)	39,322,786
Cost of sales	(30,753,137)	196,318	(30,556,819)
Gross profit	8,984,231	(218,264)	8,765,967
Selling expenses	(1,276,279)	—	(1,276,279)
General and administrative expenses	(1,976,331)	218,264	(1,758,067)
Other income, net	1,752,222	—	1,752,222
Operating expenses	(1,500,388)	218,264	(1,282,124)

Profit before equity in earnings of investees, finance results and income taxes	7,483,843	—	7,483,843

	12/31/2021	Reclassification	12/31/2021 (Reclassified)
Net sales	25,865,001	228,153	26,093,154
Cost of sales	(19,864,248)	(398,938)	(20,263,186)
Gross profit	6,000,753	(170,785)	5,829,968

Selling expenses	(723,419)	—	(723,419)
General and administrative expenses	(1,572,357)	170,785	(1,401,572)
Other income, net	382,600	—	382,600
Operating expenses	(1,913,176)	170,785	(1,742,391)

Profit before equity in earnings of investees, finance results and income taxes	4,087,577	—	4,087,577

3.5. CORPORATE REORGANIZATION – PREDECESSOR METHOD

On January 22, 2021, the shareholders of Cosan Limited (the former parent Company of Cosan S.A. and Cosan Logística S.A.) and the shareholders of Cosan S.A. and Cosan Logística S.A. approved a corporate reorganization, pursuant to which Cosan Limited and Cosan Logística S.A. were merged into Cosan S.A. As a result of the Corporate Reorganization, Cosan S.A. became the sole holding Company of the Cosan Group.

IFRS provides no guidelines for the accounting of corporate reorganizations among entities under common control, as such, based on the guidance of International Accounting Standards (“IAS”) 8, Accounting Policies, Changes in Accounting Estimates and Errors, paragraphs 10 through 12, the Company developed and applied an accounting policy, considering the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to develop accounting standards, other accounting literature and industry practices.

As a result, the Company accounted for the Corporate Reorganization using the predecessor method of accounting on 2021, and the consolidated financial statements are presented “as if” Cosan Limited is the predecessor of the Company. Under the predecessor method, the historical operations of Cosan Limited are deemed to be those of the Company. Thus, these consolidated financial statements reflect:

(i)	the historical operating results and financial position of Cosan Limited prior to the Corporate Reorganization;
(ii)	the consolidated results and financial position of Cosan S.A. following the Corporate Reorganization;
(iii)	the assets and liabilities of Cosan S.A at their historical cost;
(iv)

Cosan S.A’s earnings per share for all periods presented. The number of ordinary shares outstanding of Cosan S.A., as a result of the corporate reorganization is reflected retroactively as of January 1, 2019, for purposes of calculating earnings per share in all prior periods presented.; and

(v)

Cosan S.A. owned 40,065,607 shares of Rumo S.A., representing 2.16% of its shareholders' equity, and 477,196 shares of Cosan Logística, representing 0.10% of its shareholders' equity. These shares were recorded in the financial position as a financial asset, being measured at fair value through profit or loss, as Management considered trading these shares. With the corporate reorganization, the financial asset, as well as its applicable taxes, was derecognized by R$734,903 and, consequently, an investment in subsidiary of R$329,118 was recorded. Additionally, the amount of R$313,758 was recognized in the capital reserve.

Below we present the reconciliation of the Company’s equity as of December 31, 2021 considering the predecessor method:

	Cosan Limited Balance as of February 28, 2021	Predecessor Adjustments (i)	Cosan S.A. Balance Subsequent to the Corporate Reorganization
Share capital	5,328	6,360,525	6,365,853
Treasury shares	—	(583,941)	(583,941)
Additional paid-in capital	2,006,653	(4,984,931)	(2,978,278)
Accumulated other comprehensive loss	(1,978,092)	1,381,798	(596,294)
Retained earnings	5,139,685	1,935,735	7,075,420
Equity attributable to owners of the Company	5,173,574	4,109,186	9,282,760
Equity attributable to non-controlling interest	15,638,932	(4,109,186)	11,529,746
Total shareholders’ equity	20,812,506	—	20,812,506

(i) The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.